TACTICAL DIVIDEND AND MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 65.6%
	EQUITY - 65.6%
52,967	State Street Communication Services Select Sector SPDR ETF	$ 6,171,185
49,597	State Street Consumer Discretionary Select Sector SPDR ETF(a)	5,869,805
35,071	State Street Consumer Staples Select Sector SPDR ETF(a)	2,956,836
27,569	State Street Energy Select Sector SPDR ETF	1,644,491
138,279	State Street Financial Select Sector SPDR ETF	7,208,484
35,849	State Street Health Care Select Sector SPDR ETF(a)	5,233,596
29,846	State Street Industrial Select Sector SPDR ETF(a)	5,210,515
22,973	State Street Materials Select Sector SPDR ETF	1,182,420
26,296	State Street Real Estate Select Sector SPDR ETF(a)	1,167,542
28,456	State Street Technology Select Sector SPDR ETF	4,538,732
30,361	State Street Utilities Select Sector SPDR ETF(a)	1,422,413
159,720	Vanguard Information Technology ETF(a)	16,479,910
	TOTAL EXCHANGE-TRADED FUNDS (Cost $47,411,877)	59,085,929

	SHORT-TERM INVESTMENTS — 35.3%
	COLLATERAL FOR SECURITIES LOANED - 0.9%
783,989	Dreyfus Government Cash Management Fund, Institutional Class, 3.49% (Cost $783,989)(b),(c)	783,989

	MONEY MARKET FUNDS - 34.4%
31,064,308	MSILF Treasury Securities Portfolio, Institutional Class, 3.51% (Cost $31,064,308)(c)	31,064,308

	TOTAL SHORT-TERM INVESTMENTS (Cost $31,848,297)	31,848,297

	TOTAL INVESTMENTS - 100.9% (Cost $79,260,174)	$ 90,934,226
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%	(807,247)
	NET ASSETS - 100.0%	$ 90,126,979

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of April 30, 2026 was $13,793,094.
(b)	Security was purchased with cash received as collateral for securities on loan at April 30, 2026. Total collateral had a value of $783,989 at April 30, 2026. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a value of $13,053,432.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2026.